Discontinued Operations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Discontinued Operations And Disposal Groups [Abstract]
Net revenues	$ (121)
Restructuring expense	217
Operating expenses	3,924
Total non-interest expenses	4,141
Loss from discontinued operations before income tax expense	(4,262)
Income tax benefit	(1,199)
Loss from discontinued operations, net of tax	$ (3,063)